UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31,

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ESEMPLIA EMERGING

MARKETS EQUITY FUND

FORM N-Q

JULY 31, 2010

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 104.7%
CONSUMER DISCRETIONARY - 8.7%
Hotels, Restaurants & Leisure - 2.1%
Wynn Macau Ltd.	644,800	$1,104,067	*

Household Durables - 3.4%
Cyrela Brazil Realty SA	57,900	816,091
Gafisa SA, ADR	60,000	908,400
Urbi, Desarrollos Urbanos SA de CV	21,700	42,005	*

Total Household Durables		1,766,496

Specialty Retail - 1.7%
Belle International Holdings Ltd.	558,000	860,617

Textiles, Apparel & Luxury Goods - 1.5%
Delta Dunia Makmur Tbk PT	6,688,000	747,388	*

TOTAL CONSUMER DISCRETIONARY		4,478,568

CONSUMER STAPLES - 6.8%
Food Products - 6.8%
BRF - Brasil Foods SA	86,100	1,209,649
China Yurun Food Group Ltd.	329,000	1,080,077
PT Indofood Sukses Makmur Tbk	2,312,500	1,195,208

TOTAL CONSUMER STAPLES		3,484,934

ENERGY - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Cairn India Ltd.	72,098	517,449	*
CNOOC Ltd.	754,000	1,271,632
Gazprom OAO, ADR	80,797	1,743,599	(a)
JSW Energy Ltd.	311,832	850,054
NovaTek OAO, GDR	194	14,550	(b)
Pacific Rubiales Energy Corp.	35,500	851,544	*
Rosneft Oil Co., GDR	99,248	662,977	(b)
Yanzhou Coal Mining Co., Ltd., Class H Shares	410,000	878,326

TOTAL ENERGY		6,790,131

EXCHANGE TRADED FUND - 2.9%
iShares Trust - iShares MSCI Emerging Markets Index Fund	35,400	1,465,560

FINANCIALS - 26.7%
Commercial Banks - 20.3%
ABSA Group Ltd.	51,421	958,604
Agricultural Bank of China, Class H Shares	996,000	450,075	*
Banco do Brasil SA	36,600	635,526
Bank of India	155,994	1,381,608
China Construction Bank, Class H Shares	1,525,000	1,293,820
Grupo Financiero Banorte SAB de CV, Series O Shares	116,576	452,608
Industrial & Commercial Bank of China Ltd., Class H shares	1,596,000	1,220,501
Itau Unibanco Banco Multiplo SA, ADR	75,053	1,680,437
Shinhan Financial Group Co., Ltd.	39,736	1,628,972
Standard Bank Group Ltd.	47,576	740,191

Total Commercial Banks		10,442,342

Insurance - 5.1%
Korea Life Insurance Co. Ltd.	210,300	1,548,265
Powszechny Zaklad Ubezpieczen SA	8,217	1,053,187	*

Total Insurance		2,601,452

Real Estate Management & Development - 1.3%
Evergrande Real Estate Group Ltd.	1,831,000	660,032

TOTAL FINANCIALS		13,703,826

HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Dr. Reddy’s Laboratories Ltd.	26,446	772,208

INDUSTRIALS - 6.5%
Airlines - 1.8%
Tam SA, ADR	55,000	928,400

Construction & Engineering - 3.6%
Aveng Ltd.	117,597	580,630

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Construction & Engineering - continued
China Railway Group Ltd., Class H Shares	786,000	$586,907
GS Engineering & Construction Corp.	9,701	655,985

Total Construction & Engineering		1,823,522

Industrial Conglomerates - 1.1%
Shanghai Industrial Holdings Ltd.	124,000	565,124

TOTAL INDUSTRIALS		3,317,046

INFORMATION TECHNOLOGY - 13.1%
Computers & Peripherals - 3.6%
Acer Inc.	406,996	1,089,776
Asustek Computer Inc.	97,700	736,329

Total Computers & Peripherals		1,826,105

Electronic Equipment, Instruments & Components - 4.4%
AU Optronics Corp.	265,000	250,995
AU Optronics Corp., ADR	88,300	838,850
Hon Hai Precision Industry Co., Ltd.	294,000	1,183,578

Total Electronic Equipment, Instruments & Components		2,273,423

IT Services - 1.0%
Tata Consultancy Services Ltd.	29,217	525,724

Semiconductors & Semiconductor Equipment - 4.1%
Samsung Electronics Co., Ltd.	3,067	2,099,842

TOTAL INFORMATION TECHNOLOGY		6,725,094

MATERIALS - 13.8%
Construction Materials - 1.1%
Cemex SAB de CV, Participation Certificates, ADR	61,006	575,897	*

Metals & Mining - 12.7%
Gerdau SA, ADR	56,600	828,624
Grupo Mexico SA de CV, Series B Shares	242,000	641,101
Impala Platinum Holdings Ltd.	30,774	833,084
Mechel OAO, ADR	22,700	494,406
Mining & Metallurgical Co. Norilsk Nickel, ADR	46,295	761,090
Sterlite Industries India Ltd.	175,600	663,159
Vale SA, ADR	93,200	2,258,236

Total Metals & Mining		6,479,700

TOTAL MATERIALS		7,055,597

TELECOMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.8%
PT XL Axiata Tbk	1,762,500	935,562	*

Education - 2.8%
China Mobile (Hong Kong) Ltd.	142,000	1,438,738

Wireless Telecommunication Services - 4.8%
America Movil SAB de CV, Series L Shares, ADR	27,800	1,379,158
MTN Group Ltd.	65,906	1,056,538

Total Wireless Telecommunication Services		2,435,696

TOTAL TELECOMMUNICATION SERVICES		4,809,996

UTILITIES - 2.1%
Electric Utilities - 2.1%
CPFL Energia SA	47,600	1,098,795

TOTAL COMMON STOCKS (Cost - $44,150,704)		53,701,755

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

SECURITY	MATURITY DATE	FACE AMOUNT	VALUE
EQUITY LINKED NOTE - 0.6%
JPMorgan International Derivatives Ltd. (Cairn India Ltd.) (Cost - $153,433)	1/11/11	$46,443	$332,996	(c)

	SHARES
PREFERRED STOCK - 0.7%
MATERIALS - 0.7%
Metals & Mining - 0.7%
Mechel OAO, ADR (Cost - $377,175)	48,457	361,005

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $44,681,312)		54,395,756

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $746,013; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $760,928) (Cost - $746,000)	0.210%	8/2/10	$746,000	746,000

TOTAL INVESTMENTS - 107.5% (Cost - $45,427,312#)				55,141,756
Liabilities in Excess of Other Assets - (7.5)%				(3,858,073)

TOTAL NET ASSETS - 100.0%				$51,283,683

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

Summary of Investments by Country **

Brazil	18.8%
South Korea	10.8
India	8.5
China	8.0
South Africa	7.6
Taiwan	7.4
Russia	7.3
Hong Kong	5.9
Mexico	5.6
Indonesia	5.2
Cayman Islands	4.8
United States	2.7
Bermuda	2.0
Poland	1.9
Canada	1.5
Jersey	0.6
Short-term investment	1.4

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July, 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Esemplia Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$5,046,532	$1,743,599	—	$6,790,131
Other common stocks	46,911,624	—	—	46,911,624
Equity-linked note	—	332,996	—	332,996
Preferred stock	361,005	—	—	361,005

Total long-term investments	$52,319,161	$2,076,595	—	$54,395,756

Short-term investment†	—	746,000	—	746,000

Total investments	$52,319,161	$2,822,595	—	$55,141,756

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity-linked notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,734,006
Gross unrealized depreciation	(1,019,562)

Net unrealized appreciation	$9,714,444

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010